Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Schedule of property, plant and equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total

	(in thousands)
Cost
Balance at January 1, 2023	$41,828	76,475	80,504	49,424	14,005	47,713	2,210	312,159
Additions	—	1,239	14,977	2,415	1,010	5,911	2,621	28,173
Consolidation through obtaining control of subsidiary	—	—	—	—	6	—	—	6
Transfers	—	67	334	2	—	—	(403)	—
Reclassification to assets held for sale	(4,175)	—	—	—	—	—	—	(4,175)
Disposals	—	—	(1,084)	(1,608)	(1)	(2,770)	—	(5,463)
Effect of exchange rate changes	—	1	1	-	(29)	(82)	—	(109)
Balance at December 31, 2023	37,653	77,782	94,732	50,233	14,991	50,772	4,428	330,591
Additions	—	651	2,210	5,998	739	4,844	2,028	16,470
Transfers	—	1,610	656	28	—	453	(2,870)	(123)
Disposals	—	(15)	(1,034)	(185)	(195)	(13,596)	—	(15,025)
Effect of exchange rate changes	—	—	—	(7)	(51)	(157)	—	(215)
Balance at December 31, 2024	$37,653	80,028	96,564	56,067	15,484	42,316	3,586	331,698

Accumulated Depreciation
Balance at January 1, 2023	$—	32,975	68,357	42,205	11,641	30,843	—	186,021
Depreciation for the year	—	4,325	4,985	3,241	1,054	6,323	—	19,928
Disposals	—	—	(1,081)	(1,596)	(1)	(2,711)	—	(5,389)
Effect of exchange rate changes	—	—	—	—	(25)	(53)	—	(78)
Balance at December 31, 2023	—	37,300	72,261	43,850	12,669	34,402	—	200,482
Depreciation for the year	—	4,394	6,863	3,823	1,018	5,923	—	22,021
Disposals	—	(15)	(1,034)	(185)	(195)	(10,504)	—	(11,933)
Effect of exchange rate changes	—	(1)	—	(6)	(43)	(102)	—	(152)
Balance at December 31, 2024	$—	41,678	78,090	47,482	13,449	29,719	—	210,418

Carrying amounts
At December 31, 2023	$37,653	40,482	22,471	6,383	2,322	16,370	4,428	130,109
At December 31, 2024	$37,653	38,350	18,474	8,585	2,035	12,597	3,586	121,280

Schedule of estimated useful lives of property plant and equipment

Buildings	25 years
Building improvements	4-16 years
Machinery	4-10 years
Research and development equipment	2-6 years
Office furniture and equipment	3-8 years
Others	2-15 years

Schedule of lease liabilities

	December 31,	December 31,
	2023	2024

	(in thousands)
Current portion (classified under other current liabilities)	$4,636	3,708
Non-current portion (classified under other non-current liabilities)	6,744	3,452
	$11,380	7,160

Schedule of additional lease information

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Expenses relating to short-term leases	$364	73	65
Expenses relating to low-value asset leases	$113	368	246
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$2,920	2,195	2,739

Schedule of reconciliation of lease liabilities to cash flows arising from financing activities

	Year ended December 31,
	2023	2024

	(in thousands)
Balance at beginning of year	$11,675	11,380
Change from financing activities:
Payment of lease liabilities	(4,830)	(5,032)
Total change from financing activities	(4,830)	(5,032)
Other changes:
New lease	4,267	1,758
Interest expense	167	216
Interest paid	(167)	(216)
Lease modifications	(75)	(1,624)
Effect of exchange rate changes	343	678
Total liability-related other changes	4,535	812
Balance at end of year	$11,380	7,160